FINANCIAL INSTRUMENTS (Schedule of fair value of financial liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 8,315	$ 13,005
Convertible SAFE [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	10,371
Warrants and pre-funded warrants liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 706	$ 2,876